Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Registrant Name	dei_EntityRegistrantName	Franklin Templeton ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001655589
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A